Income Taxes - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefit, end of year	$ 9,143	$ 8,770	$ 8,332
Gross increases to tax positions for prior periods	20	257	461
Gross decreases to tax positions for prior periods	(70)	(482)	(23)
Gross increases to tax positions for current period	560	598	0
Gross unrecognized tax benefit, beginning of year	$ 9,653	$ 9,143	$ 8,770